Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	May 2011
Distribution Date	06/15/11
Transaction Month	13
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 16, 2010
Closing Date:		May 13, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,097,444,291.72	63,151	5.14%	59.59
Original Adj. Pool Balance:		$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%		May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%		November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%		October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%		December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$122,423,423.27	0.5143841	$101,140,157.27	0.4249586	$21,283,266.00
Class A-3 Notes	$317,000,000.00	1.0000000	$317,000,000.00	1.0000000	$-
Class A-4 Notes	$186,850,000.00	1.0000000	$186,850,000.00	1.0000000	$-
Total Securities	$626,273,423.27	0.6517910	$604,990,157.27	0.6296406	$21,283,266.00

Weighted Avg. Coupon (WAC)	5.17%		5.17%
Weighted Avg. Remaining Maturity (WARM)	48.23		47.33
Pool Receivables Balance	$768,345,828.95		$741,827,762.67
Remaining Number of Receivables	54,977		54,175

Adjusted Pool Balance	$752,627,229.34		$726,829,331.16

III. COLLECTIONS

Principal:
Principal Collections	$25,550,791.60
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$1,011,415.05
Total Principal Collections	$26,562,206.65

Interest:
Interest Collections	$3,262,321.31
Late Fees & Other Charges	$38,542.70
Interest on Repurchase Principal	$-
Total Interest Collections	$3,300,864.01

Collection Account Interest	$887.81
Reserve Account Interest	$647.49
Servicer Advances	$-

Total Collections	$29,864,605.96

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	May 2011
Distribution Date	06/15/11
Transaction Month	13
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections					$29,864,605.96
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$29,864,605.96
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$640,288.19		$640,288.19	$640,288.19
Collection Account Interest					$887.81
Late Fees & Other Charges					$38,542.70
Total due to Servicer					$679,718.70

3. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$87,736.79		$87,736.79
Class A-3 Notes		$396,250.00		$396,250.00
Class A-4 Notes		$381,485.42		$381,485.42

Total interest:		$865,472.21		$865,472.21	$865,472.21

Available Funds Remaining:					$28,319,415.05

4. Principal Distribution Amount:					$21,283,266.00

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$21,283,266.00
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		21,283,266.00		$21,283,266.00
Total Noteholders Principal				$21,283,266.00

5. Available Amounts Remaining to reserve account					7,036,149.05

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					7,036,149.05

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$15,718,599.61
Beginning Period Amount	$15,718,599.61
Current Period Amortization	$720,168.10
Ending Period Required Amount	$14,998,431.51
Ending Period Amount	$14,998,431.51
Next Distribution Date Required Amount	$14,297,538.38

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,355,959.06
Beginning Period Amount	$5,355,959.06
Current Period Release to Collection Account	$-
Current Period Deposit	$7,036,149.05
Current Period Release to Depositor	$7,036,149.05
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,355,959.06
Ending Period Amount	$5,355,959.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	17.50%
Overcollateralization Floor	1.25%
		Beginning	Ending	Target
Overcollateralization Amount		$126,353,806.07	$121,839,173.89	$121,839,173.89
Overcollateralization as a % of Adjusted Pool		16.79%	16.76%	16.76%

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	May 2011
Distribution Date	06/15/11
Transaction Month	13
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.68%	53,458	98.52%	$730,824,610.45
30 - 60 Days	1.05%	568	1.18%	$8,718,593.84
61 - 90 Days	0.23%	124	0.26%	$1,892,679.79
91 + Days	0.05%	25	0.05%	$391,878.59
		54,175		$741,827,762.67
Total
Delinquent Receivables 61 + days past due	0.28%	149	0.31%	$2,284,558.38
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.23%	125	0.25%	$1,951,126.41
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.17%	94	0.19%	$1,548,285.06
Three-Month Average Delinquency Ratio	0.22%		0.25%

Repossession in Current Period		64		$1,071,464.01
Repossession Inventory		64		$845,054.66

Charge-Offs
Gross Principal of Charge-Off for Current Period				$967,274.68
Recoveries				$(1,011,415.05)
Net Charge-offs for Current Period				$(44,140.37)

Beginning Pool Balance for Current Period				$768,345,828.95

Net Loss Ratio				-0.07%
Net Loss Ratio for 1st Preceding Collection Period				0.28%
Net Loss Ratio for 2nd Preceding Collection Period				0.56%
Three-Month Average Net Loss Ratio for Current Period				0.26%

Cumulative Net Losses for All Periods				$5,460,159.75
Cumulative Net Losses as a % of Initial Pool Balance				0.50%

Principal Balance of Extensions				$3,006,359.72
Number of Extensions				172

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